Short-term bank loans and other debt (Tables)	12 Months Ended
Dec. 31, 2018
Short-term bank loans and other debt
Schedule of short-term bank loans and other debt
	December 31,	December 31,
	2017	2018
	US$	US$
Loan from The Bank of East Asia
Due June 1, 2018, at 1.10% plus 3 month LIBOR (1)	34,421,617	-
Due September 27, 2018, at 1.10% plus 3 month LIBOR (1)	24,294,636	-

	58,716,253	-

Loan from Huarong International Trust Co., Ltd. Limited
Due August 9, 2018, at 8.50% per annum (1)	20,522,788	-

	20,522,788	-

Loan from Henan Zhongyuan Microfinance Co., Ltd.
Due July 27, 2018, at 10.00% per annum (1)	7,652,046	-
Due July 26, 2019, at 11.60% per annum	-	7,285,231
	7,652,046	7,285,231

Loan from Zhongyuan Aviation Leasing Co.,Ltd.
Due November 23, 2018, at 10.00% per annum (1)	15,304,092	-

Loan from Bridge Trust Co., Ltd.
Due May 29, 2018, at 9.50% per annum (1)	41,933,213	-
Due November 29, 2018, at 9.50% per annum (1)	45,912,277	-
	87,845,490	-
Loan from China Huarong Asset Management Co., Ltd.Shaanxi Branch
Due December 14, 2018, at 11.50% per annum (1)	15,304,092	-

Loan from Kunlun Trust Co., Ltd.
Due December 28, 2018, at 8.20% per annum (1)	38,260,231	-
Due June 28, 2019, at 10.50% per annum	-	36,426,157
	38,260,231	36,426,157

Uncommitted on-demand revolving facilities from Bank of China International Limited
1.00% plus LIBOR (2)	3,935,538	-
1.00% plus HIBOR (2)	217,765	-
	4,153,303	-

Total short-term bank loans and other debt	247,758,295	43,711,388

(1)	These loans were paid in full in 2018.

(2)	These represent revolving credit facilities that are unsecured and repayable on demand.